Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Net income / (loss) from continuing operations before income tax	$ (28,857)	$ (15,219)	$ (13,045)
Statutory tax rate	14.70%	14.00%	14.00%
Expected income tax (expense) / recovery	$ 4,242	$ 2,131	$ 1,825
Change in tax loss carryforwards	5,469	2,778	5,760
Change in loss carryforwards in relation to the debt remission of SEALSQ France SAS	(52)	(514)	1,342
Change in valuation allowance	(8,656)	(2,682)	(3,129)
Permanent difference in relation to stock-based compensation	(21)	2
Foreign tax effects	(1,521)	509	466
Nontaxable or nondeductible items	(2,730)	(2,759)	(2,310)
Other	183	305	(716)
Income tax income / (expense) from continuing operations	(3,086)	(230)	3,238
Deferred tax assets/(liabilities)		3,077
Stock-based compensation	21	2
Stock-based compensation	(21)	(2)
Defined benefit accrual	502	363
Tax loss carryforwards	29,006	23,537
Add back loss carryforwards used for the debt remission by SEALSQ France SAS	776	828
Valuation allowance	(30,305)	(21,649)
Foreign
Operating Loss Carryforwards [Line Items]
Net income / (loss) from continuing operations before income tax	(10,286)	3,547	3,269
Income tax income / (expense) from continuing operations	3,086	230	(3,238)
Deferred tax assets/(liabilities)		3,077
Switzerland
Operating Loss Carryforwards [Line Items]
Net income / (loss) from continuing operations before income tax	(18,571)	(18,766)	(16,314)
Income tax income / (expense) from continuing operations	0	0	$ 0
Deferred tax assets/(liabilities)	$ (0)	$ (0)